CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement Of Comprehensive Income
(Loss)/Profit for the year	$ (40,270)	$ (100,625)	$ 21,796
Other comprehensive income
Items that will be reclassified subsequently to profit or loss
Foreign exchange translation differences	3,086	3,122	(4,872)
Other comprehensive income	3,086	3,122	(4,872)
Total Comprehensive (Loss)/Income (all attributable to owners of the parent)	$ (37,184)	$ (97,503)	$ 16,924